UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Thomas R. Phillips, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2017
Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks — 96.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	760,000	$12,158,122	$43,806,400	3.3%

Auto Parts
Johnson Controls	500,000	13,108,417	21,940,000	1.7%

Automotive Retailers
Genuine Parts	400,000	15,835,680	41,128,000	3.1%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	12,375,000	0.9%

		47,895,428	119,249,400	9.0%

Consumer Staples

Beverages
PepsiCo	250,000	15,481,726	26,687,500	2.0%

Household Products
Colgate-Palmolive	600,000	21,167,901	44,604,000	3.3%
Kimberly-Clark	300,000	18,575,746	38,418,000	2.9%
Procter & Gamble	150,000	7,902,175	13,096,500	1.0%
Unilever ADS	325,000	8,850,327	15,099,500	1.1%
		56,496,149	111,218,000	8.3%

Packaged Food
General Mills	600,000	19,156,589	42,492,000	3.2%
JM Smucker	185,000	9,946,574	26,231,150	2.0%
McCormick & Co	300,000	14,110,805	30,588,000	2.3%
		43,213,968	99,311,150	7.5%

		115,191,843	237,216,650	17.8%

Energy

Refining & Marketing
Phillips 66	210,000	6,845,517	16,474,500	1.2%

		6,845,517	16,474,500	1.2%

Health Care

Large Pharma
AbbVie	350,000	9,148,094	22,435,000	1.7%
Bristol-Myers Squibb	650,000	15,185,381	37,303,500	2.8%
Eli Lilly	620,000	22,314,728	48,205,000	3.6%
GlaxoSmithKline ADS	400,000	14,141,469	17,384,000	1.3%
Johnson & Johnson	180,000	10,673,344	21,481,200	1.6%
Novartis ADS	450,000	22,518,080	35,446,500	2.7%
Pfizer	1,150,000	20,853,910	40,020,000	3.0%
		114,835,006	222,275,200	16.7%

Life Science Equipment
Abbott Laboratories	350,000	8,392,885	14,707,000	1.1%

		123,227,891	236,982,200	17.8%

Industrials

Aircraft & Parts
United Technologies	250,000	14,326,612	26,607,500	2.0%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	17,421,205	46,684,000	3.5%

Courier Services
United Parcel Service	300,000	19,152,084	32,766,000	2.5%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	33,695,750	2.5%

Industrial Automation Controls
Emerson Electric	290,000	12,236,581	15,277,200	1.1%

Industrial Distribution & Rental
W.W. Grainger	80,000	7,590,798	18,452,800	1.4%

Industrial Machinery
Illinois Tool Works	500,000	23,226,178	59,425,000	4.5%

Measurement Instruments
Rockwell Automation	325,000	15,208,967	37,677,250	2.8%

Rail Freight
Canadian National Railway	534,000	12,727,273	34,341,540	2.6%

		134,417,365	304,927,040	22.9%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	192,400	6,243,758	3,482,440	0.3%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	13,931,068	35,014,500	2.6%
Methanex	300,000	5,849,587	8,700,000	0.7%
Praxair	220,000	16,103,769	26,848,800	2.0%
		35,884,424	70,563,300	5.3%

Containers & Packaging
3M	260,000	19,087,243	46,602,400	3.5%

Non Wood Building Materials
Carlisle	330,000	9,208,050	34,603,800	2.6%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	22,025,909	34,800,000	2.6%
PPG Industries	400,000	13,211,578	42,352,000	3.2%
RPM International	180,000	3,642,493	9,815,400	0.7%
		38,879,980	86,967,400	6.5%

		109,303,455	242,219,340	18.2%

Technology

Infrastructure Software
Microsoft	750,000	16,690,210	43,095,000	3.3%

Semiconductor Devices
Intel	700,000	12,322,740	25,123,000	1.9%
Microchip Technology	600,000	17,526,721	37,146,000	2.8%
		29,849,461	62,269,000	4.7%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	850,048	8,455,615	24,430,380	1.8%

		54,995,286	129,794,380	9.8%

Total investments	Cost = $591,876,785		1,286,863,510	96.7%
Other assets (net of liabilities)			44,107,624	3.3%
Total net assets			1,330,971,134	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks — 98.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$14,419,301	$43,441,750	2.5%

		14,419,301	43,441,750	2.5%

Consumer Discretionary

Automotive Retailers
Genuine Parts	100,000	4,521,739	10,282,000	0.6%

Home & Office Product Wholesalers
Fastenal	600,000	13,668,571	25,866,000	1.5%

Home Products Stores
Lowe's	790,000	18,730,150	60,482,400	3.4%

Specialty Apparel Stores
TJX Companies	800,000	17,044,660	61,952,000	3.5%

		53,965,120	158,582,400	9.0%

Consumer Staples

Beverages
PepsiCo	270,000	16,361,918	28,822,500	1.6%

Household Products
Church & Dwight	800,000	31,059,800	79,536,000	4.5%
Clorox	290,000	16,591,912	38,001,600	2.2%
Estee Lauder, Class A	640,000	26,422,283	57,107,200	3.2%
		74,073,995	174,644,800	9.9%

		90,435,913	203,467,300	11.5%

Health Care

Biotech
Amgen	532,440	29,303,222	90,546,746	5.1%
Celgene¹	200,000	7,547,036	21,348,000	1.2%
		36,850,258	111,894,746	6.3%

Health Care Services
VCA Antech¹	620,000	17,290,742	43,902,200	2.5%

Health Care Supply Chain
Express Scripts Holding¹	650,000	22,597,762	47,255,000	2.7%

Large Pharma
Eli Lilly	650,000	23,224,550	50,537,500	2.9%
Johnson & Johnson	420,000	25,247,247	50,122,800	2.8%
Novartis ADS	550,000	24,515,428	43,323,500	2.5%
Novo Nordisk ADS	1,100,000	10,428,308	51,392,000	2.9%
		83,415,533	195,375,800	11.1%

Life Science Equipment
Agilent Technologies	900,000	16,302,137	42,282,000	2.4%

Medical Devices
Stryker	300,000	15,657,168	34,698,000	2.0%

Medical Equipment
Dentsply Sirona	275,000	8,223,990	16,901,500	0.9%

		200,337,590	492,309,246	27.9%

Industrials

Aircraft & Parts
Harris	390,000	11,806,300	36,262,200	2.1%

Building Sub Contractors
EMCOR Group	700,000	14,885,660	40,082,000	2.3%

Measurement Instruments
Keysight Technologies¹	450,000	6,495,281	13,693,500	0.8%
Trimble Navigation¹	1,700,000	20,463,059	46,580,000	2.6%
		26,958,340	60,273,500	3.4%

Metalworking Machinery
Lincoln Electric Holdings	400,000	9,423,094	25,424,000	1.4%

Rail Freight
Norfolk Southern	380,000	19,930,523	35,682,000	2.0%
Union Pacific	392,654	22,243,191	37,510,237	2.1%
		42,173,714	73,192,237	4.1%

		105,247,108	235,233,937	13.3%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	731,260	14,169,285	13,235,806	0.8%

		14,169,285	13,235,806	0.8%

Technology

Application Software
Adobe Systems¹	900,000	27,275,422	92,079,000	5.2%
Intuit	664,000	21,693,629	74,002,800	4.2%
SAP SE ADS	316,379	19,947,795	27,831,861	1.6%
		68,916,846	193,913,661	11.0%

Communications Equipment
Apple	700,000	2,876,770	74,270,000	4.2%
Cisco Systems	1,550,000	27,794,130	48,732,000	2.8%
		30,670,900	123,002,000	7.0%

Information Services
Gartner¹	250,000	6,468,834	22,750,000	1.3%

Infrastructure Software
Akamai Technologies¹	650,000	12,319,890	35,685,000	2.0%
Oracle	650,000	12,885,855	26,793,000	1.5%
		25,205,745	62,478,000	3.5%

IT Services
Convergys	511,033	5,901,758	15,244,114	0.9%
Infosys ADS	1,000,000	6,834,790	15,860,000	0.9%
		12,736,548	31,104,114	1.8%

Semiconductor Devices
Qualcomm	800,000	30,482,851	50,456,000	2.9%
Xilinx	600,000	14,947,540	32,526,000	1.8%
		45,430,391	82,982,000	4.7%

Semiconductor Manufacturing
ASML	385,000	14,279,290	41,021,750	2.3%
Taiwan Semiconductor ADS	1,243,297	12,977,323	35,732,356	2.0%
		27,256,613	76,754,106	4.3%

		216,685,877	592,983,881	33.6%

Total investments	(Cost = $695,260,194)		1,739,254,320	98.6%
Other assets (net of liabilities)			25,039,727	1.4%
Total net assets			$1,764,294,047	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks — 91.4%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	3,500	$241,481	$598,745	China³	2.3%

Telecom Carriers
Advanced Info Service	99,000	725,933	472,993	Thailand	1.8%
China Mobile ADS	9,000	575,991	546,390	China	2.0%
Telekomunikasi Indonesia ADS	15,000	540,800	934,350	Indonesia	3.5%
		1,842,724	1,953,733		7.3%

		2,084,205	2,552,478		9.6%

Consumer Discretionary

Airlines
Bangkok Airways Public Company NVDR	1,000,000	652,777	721,847	Thailand	2.7%

Apparel, Footwear & Accessory Design
Samsonite International	259,800	773,758	819,392	Hong Kong³	3.1%
VF	12,000	310,438	744,600	United States	2.8%
		1,084,196	1,563,992		5.9%

Automobiles
Ford Otomotiv Sanayi	47,500	480,867	514,579	Turkey	1.9%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	1,204,000	Brazil³	4.5%

Home Improvement
Techtronic Industries	126,000	538,328	510,445	Hong Kong	1.9%

Jewelry and Watch Stores
Pandora	5,000	621,454	621,603	Denmark	2.3%

		3,878,208	5,136,466		19.2%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	596,646	805,594	South Africa	3.0%

Household Products
Colgate-Palmolive	8,000	348,010	594,720	United States	2.2%
Kimberly-Clark de Mexico, Class A	210,000	598,635	502,259	Mexico	1.9%
Unilever ADS	14,700	592,155	682,962	United Kingdom	2.6%
		1,538,800	1,779,941		6.7%
Packaged Food
Danone ADS	37,000	510,811	562,770	France	2.1%
Indofood CBP Sukses Makmur	400,000	424,798	601,042	Indonesia	2.2%
Mead Johnson Nutrition	6,000	352,781	510,420	United States	1.9%
		1,288,390	1,674,232		6.2%

		3,423,836	4,259,767		15.9%

Energy

Exploration & Production
CNOOC ADS	3,300	608,321	396,297	China	1.5%

Midstream-Oil & Gas
Petronas Gas	70,000	449,259	381,804	Malaysia	1.4%

		1,057,580	778,101		2.9%

Financials

Islamic Banking
BIMB Holdings	531,000	650,958	525,555	Malaysia	2.0%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	619,395	1,030,226	Philippines	3.8%

		1,270,353	1,555,781		5.8%

Health Care

Generic Pharma
Aspen Pharmacare²	28,000	448,860	670,762	South Africa	2.5%
Dr. Reddy's Laboratories ADR	12,000	533,903	546,120	India	2.0%
Hikma Pharmaceuticals	18,000	483,015	504,711	Jordan	1.9%
		1,465,778	1,721,593		6.4%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	1,250,000	368,757	848,245	Thailand	3.2%
IHH Healthcare	300,000	391,875	483,074	Malaysia	1.8%
KPJ Healthcare	633,998	592,100	670,902	Malaysia	2.5%
		1,352,732	2,002,221		7.5%

Specialty Pharma
Genomma Lab Internacional²	273,500	615,641	307,870	Mexico	1.2%
Kalbe Farma	5,900,000	554,771	797,102	Indonesia	3.0%
		1,170,412	1,104,972		4.2%

		3,988,922	4,828,786		18.1%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	22,500	725,046	656,444	Turkey	2.5%

Logistics Services
Kerry Logistics Network	400,000	583,456	557,651	China³	2.1%

Rail Freight
Kansas City Southern Industries	6,500	437,054	628,680	United States	2.3%

		1,745,556	1,842,775		6.9%

Technology

Application Software
Tencent Holdings ADR	36,000	693,470	932,040	China	3.5%

IT Services
Infosys ADS	28,000	475,402	444,080	India	1.7%

		1,168,872	1,376,120		5.2%

Utilities

Integrated Utilities
Aboitiz Power	815,000	711,370	795,225	Philippines	3.0%

Power Generation
Manila Electric	80,000	517,224	533,869	Philippines	2.0%

Utility Networks
Enersis Americas ADS	10,000	116,072	83,300	Chile	0.3%
Hong Kong & China Gas	317,000	661,270	664,291	China³	2.5%
		777,342	747,591		2.8%

		2,005,936	2,076,685		7.8%

Total Common Stock		20,623,468	24,406,959		91.4%

Warrants — 0.0%[4]	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	-	6,114	Malaysia	0.0%[4]

			6,114		0.0%[4]

Total Warrants			6,114		0.0%[4]

Total investments	(Cost = $20,623,468)		24,413,073		91.4%
Other assets (net of liabilities)			2,301,894		8.6%
Total net assets			$26,714,967		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt
NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk — 67.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications
Ooredoo Tamweel LTD²	3.039% due 12/03/2018	$500,000	$510,625	Qatar	2.9%
		500,000	510,625		2.9%

Consumer Discretionary
Majid Al Futtaim[4]	4.50% due 11/03/2025	1,250,000	1,345,313	United Arab Emirates	7.5%
		1,250,000	1,345,313		7.5%

Consumer Staples
Sime Darby Global Bhd²	3.29% due 01/29/2023	500,000	502,814	Malaysia	2.8%
		500,000	502,814		2.8%

Energy
Petronas Global³	2.707% due 03/18/2020	750,000	764,959	Malaysia	4.3%
		750,000	764,959		4.3%

Financials
Dubai Islamic Bank²	2.921% due 06/03/2020	1,500,000	1,500,000	United Arab Emirates	8.4%
Emirates Madina Group²	4.564% due 06/18/2024	750,000	805,668	United Arab Emirates	4.5%
Noor²	2.788% due 04/28/2020	750,000	746,257	United Arab Emirates	4.2%
Qatar Islamic Bank²	2.754% due 10/27/2020	1,000,000	1,010,000	Qatar	5.6%
Sukuk Funding No3²	4.348% due 12/03/2018	750,000	783,975	United Arab Emirates	4.4%
Tamweel Funding²	5.154% due 01/18/2017	500,000	505,100	United Arab Emirates	2.8%
TF Varlik Kiralama²	5.375% due 04/24/2019	1,000,000	1,019,000	Turkey	5.7%
		6,250,000	6,370,000		35.6%

Industrials
DP World³	6.25% due 07/02/2017	500,000	518,315	United Arab Emirates	2.9%
		500,000	518,315		2.9%

Sovereign
RAK Capital²	3.094% due 03/31/2025	1,000,000	998,744	United Arab Emirates	5.6%
		1,000,000	998,744		5.6%

Utilities
Saudi Electric Global³	4.00% due 04/08/2024	1,000,000	1,052,100	Saudi Arabia	5.9%
		1,000,000	1,052,100		5.9%

Total Corporate Sukuk		11,750,000	12,062,870		67.5%

Government Sukuk — 28.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk
Dubai DOF²	3.875% due 01/30/2023	1,000,000	1,037,359	United Arab Emirates	5.8%
Hazine Mustesarligi Varlik Kiralama³	2.803% due 03/26/2018	750,000	749,850	Turkey	4.2%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	500,000	549,400	Indonesia	3.1%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,000,000	1,080,000	Indonesia	6.0%
Sharjah²	3.764% due 09/17/2024	1,000,000	1,056,040	United Arab Emirates	5.9%
SOQ²	3.241% due 01/18/2023	500,000	532,264	Qatar	3.0%
		$4,750,000	5,004,913		28.0%

Total investments	(Cost = $16,658,376)		17,067,783		95.5%
Other assets (net of liabilities)			796,661		4.5%
Total net assets			$17,864,444		100.0%

¹ Country of risk
² Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2016, the aggregate value of these securities was $12,087,846, representing 67.7% of net assets.
³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2016, the net value of these securities was $3,634,624 representing 20.3% of net assets.
[4] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2016, the aggregate value of these securities was $1,345,313 representing 7.5% of net assets.

Notes to Schedule of Investments (unaudited)

Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Securities traded on a US national securities exchange and over-the-counter securities are valued at the last reported sales price on the day of valuation. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their non-U.S. equity securities.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2: Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3: Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks¹	$1,286,863,510	$-	$-	$1,286,863,510
Total Assets	$1,286,863,510	$-	$-	$1,286,863,510

Growth Fund
Common Stocks¹	$1,739,254,320	$-	$-	$1,739,254,320
Total Assets	$1,739,254,320	$-	$-	$1,739,254,320

Developing World Fund
Common Stocks
Communications	$2,079,485	$472,993	$-	$2,552,478
Consumer Discretionary	1,948,600	3,187,866	-	5,136,466
Consumer Staples	2,350,872	1,908,895	-	4,259,767
Energy	396,297	381,804	-	778,101
Financials	-	1,555,781	-	1,555,781
Health Care	546,120	4,282,666	-	4,828,786
Industrials	628,680	1,214,095	-	1,842,775
Technology	1,376,120	-	-	1,376,120
Utilities	83,300	1,993,385	-	2,076,685
Total Common Stocks	$9,409,474	$14,997,485	$-	$24,406,959
Warrants¹	$-	$6,114	$-	$6,114
Total Assets	$9,409,474	$15,003,599	$-	$24,413,073

Participation Fund
Corporate Sukuk¹	$-	$12,062,870	$-	$12,062,870
Government Sukuk¹		$5,004,913	$-	$5,004,913
Total Assets	$-	$17,067,783	$-	$17,067,783

¹ See the Schedule of Investments for additional details

During the period ended August 31, 2016, no Fund had transfers between Level 1 and Level 2.

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2016, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2016, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$6,114
	Total	$6,114

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Warrants	$-	$(280)
Total	$-	$(280)

4. Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2016, were as follows:

	Income Fund	Growth Fund
Cost of investments	$591,876,785	$695,260,194
Gross unrealized appreciation	$697,753,334	$1,047,901,865
Gross unrealized depreciation	$(2,766,609)	$(3,907,739)
Net unrealized appreciation	$694,986,725	$1,043,994,126

	Developing World Fund	Participation Fund
Cost of investments	$20,623,468	$16,658,376
Gross unrealized appreciation	$5,149,981	$428,895
Gross unrealized depreciation	$(1,360,376)	$(19,488)
Net unrealized appreciation	$3,789,605	$409,407

5. Subsequent Events

On September 15, 2016, the Participation Fund sold its holdings of Dubai Islamic Bank 2.921% due 06/03/2020 and Majid Al Futtaim 4.50% due 11/03/2025, thereby reducing the aggregate amount of holdings comprised of individual positions representing 5% or more of the total portfolio value of the Fund to 38.5%.

Item 2. Controls and Procedures

  An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.
  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date:October 28, 2016

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 28, 2016

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